Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 390	$ 497
Security deposits	121	121
Other	425	498
Total	$ 936	$ 1,116	$ 900